Impairments	12 Months Ended
Dec. 31, 2022
Impairments [Abstract]
Impairments
14 Impairments
Accounting policies
Impairment of property, plant and equipment, right-of-use assets and intangible assets including goodwill
Equinor assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the
carrying value of an asset may not be recoverable. Assets are grouped into cash generating units (CGUs) which are the smallest
identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets.
Normally, separate CGUs are individual oil and gas fields or plants. Each unconventional asset play is considered a single CGU when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts of the
play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount.
Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the
asset or CGU to which the unproved properties belong may exceed its recoverable amount,

and at least once a year. Exploratory
wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure
can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further
exploration work, will remain capitalised during the evaluation phase for the exploratory finds. If,

following evaluation, an exploratory
well has not found proved reserves, the previously capitalised costs are tested for impairment. After the initial evaluation phase for a
well, it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there
is no firm plan for future drilling in the licence.
Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value
may be impaired. Impairment is determined by assessing the recoverable amount of the CGU,

or group of units, to which the goodwill
relates. When impairment testing goodwill originally recognised as an offsetting item to the computed deferred tax provision in a post-
tax transaction on the NCS, the remaining amount of the deferred tax provision will factor into the impairment evaluations.
Impairment losses and reversals of impairment losses are presented in the Consolidated statement of income as Exploration
expenses or Depreciation, amortisation and net impairment losses, on the basis of the nature of the impaired assets as either
exploration assets (intangible exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.
Measurement
The recoverable amount applied in Equinor’s impairment assessments is normally estimated value in use. Equinor may also apply the
assets’ fair value less cost of disposal as the recoverable amount when such a value is available,

reasonably reliable,

and based on a
recent and comparable transaction.
Value in use is determined using a discounted cash flow model. The estimated future cash flows are based on reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will exist over the
remaining useful life of the assets, as set down in Equinor's most recently approved forecasts. Assumptions and economic conditions
in establishing the forecasts are reviewed by management on a regular basis and updated at least annually. For assets and CGUs with an expected useful life or timeline for production of expected oil and natural gas reserves extending beyond five years, including
planned onshore production from shale assets with a long development and production horizon, the forecasts reflect expected
production volumes, and the related cash flows include project or asset specific estimates reflecting the relevant period. Such
estimates are established based on Equinor's principles and assumptions and are consistently applied.
The estimated future cash flows are adjusted for risks specific to the asset or CGU and discounted using a real post-tax discount rate
which is based on Equinor's post-tax weighted average cost of capital (WACC). Country risk specific to a project is included as a monetary adjustment to the projects’ cash flow. Equinor considers country risk primarily as an unsystematic risk. The cash flow is adjusted for risk that influences the expected cash flow of a project and which is not part of the project itself. The use of post-tax
discount rates in determining value in use does not result in a materially different determination of the need for, or the amount of, impairment that would be required if pre-tax discount rates had been used.
Impairment reversals
A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s
recoverable amount since the last impairment loss was recognised. A reversal cannot exceed the carrying amount of the asset or
CGU that would have been reflected, net of depreciation, if no impairment loss had been recognised in prior periods. Impairment of
unsuccessful wells is reversed only to the extent that conditions for impairment are no longer present.

Previously recognised
impairments of goodwill are not reversed in future periods.
Estimation uncertainty regarding impairment
Evaluating whether an asset is impaired or if an impairment should be reversed requires a high degree of judgement and may to a
large extent depend upon the selection of key assumptions about the future. In Equinor's line of business, judgement is involved in
determining what constitutes a CGU. Development in production, infrastructure solutions, markets, product pricing, management
actions and other factors may over time lead to changes in CGUs such as splitting one original CGU into several CGUs.
The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future
commodity prices and discount rates, and uncertainty in asset specific factors such as reserve estimates and operational decisions
impacting the production profile or activity levels for our oil and natural gas properties. Changes in foreign currency exchange rates
will also affect value in use, especially for assets on the NCS, where the functional currency is NOK. When estimating the recoverable
amount, the expected cash flow approach is applied to reflect uncertainties in timing and amounts inherent in the assumptions used in
the estimated future cash flows. For example, climate-related matters (see also Note 3 Consequences of initiatives to limit climate
changes) are expected to have a pervasive effect on the energy industry, affecting not only supply, demand and commodity prices, but also technology changes, increased emission-related levies,

and other matters with mainly mid-term and long-term effects. These effects have been factored into the price assumptions used for estimating future cash flows using probability-weighted scenario
analyses.
The estimated future cash flows, reflecting Equinor’s, market participants’ and other external sources’ assumptions about the future
and discounted to their present value, involve complexity. In order to establish relevant future cash flows, impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices,

refinery margins, foreign
currency exchange rates and future output, discount rates, impact of the timing of tax incentive regulations, and political and country
risk among others. Long-term assumptions for major economic factors are made at a group level, and there is a high degree of
reasoned judgement involved in establishing these assumptions, in determining other relevant factors such as forward price curves, in
estimating production outputs, and in determining the ultimate terminal value of an asset.
------------------------------------------------------------------------------------------------------------------------------
Net impairments/(reversal of impairments)
Full year Property, plant and equipment

Intangible assets

Total
(in USD million) 2022 2021 2020 2022 2021 2020 2022 2021 2020
Producing and development assets
1)
(3,313) 1,285 5,671 (26) (2) 680 (3,339) 1,283 6,351
Goodwill
1)
3 1 42 3 1 42
Other intangible assets 1) 0 0 8 0 0 8
Acquisition costs related to oil and gas prospects 2) 85 154 657 85 154 657
Total net impairments/(reversals) recognised for
Property, plant and equipment and Intangible assets (3,313) 1,285 5,671 62 154 1,386 (3,251) 1,439 7,057
1)

In addition, impairments in 2022 related to equity accounted investments amounted to USD
832

million, please refer to note 6
Acquisitions and disposals regarding the effects of the decision to exit Russia. The total net impairment reversals recognised under
IAS 36 Impairment of assets in 2022 amount to USD 2,504

million.

2)

Subject to impairment assessment under the successful efforts’ method (IFRS 6 Exploration and Evaluation of Mineral Resources)
and classified as exploration expenses in the income statement.
For impairment purposes, the asset’s carrying amount is compared to its recoverable amount. The table below describes,

per area,
the Producing and development assets being impaired/(reversed),

net impairment/(reversal), and the carrying amount after
impairment.
At 31 December 2022 At 31 December 2021
(in USD million)
Carrying
amount after
impairment

Net impairment
loss/ (reversal)
Carrying
amount after
impairment

Net impairment
loss/ (reversal)
Exploration & Production Norway
3,201 (819) 5,379 (1,102)
Exploration & Production USA - onshore 546 (204) 1,979 48
Exploration & Production USA - offshore Gulf of Mexico
2,691 (882) 798 18
Europe and Asia
1,551 295 1,566 1,609
Marketing, Midstream & Processing
1,416 (895) 868 716
Other
30 0 20 (7)
Total
9,435 (2,505) 10,611 1,283
Exploration & Production Norway
In 2022, the net impairment reversal was mainly caused by increased price estimates and changed gas export strategy. In 2021, the
net impairment reversal was mainly due to increased price estimates and an upward reserve revision.
Exploration & Production USA - onshore
In 2022, the impairment reversal was caused by increased gas price assumptions,

while in 2021 the net impairment was caused by
revision of reserves and sale of an asset.
Exploration & Production USA - offshore Gulf of Mexico
In 2022, the impairment reversal was caused by increased price assumptions and higher reserves estimates, while in 2021, the
impairment was due to a negative reserve revision.
Exploration & Production International – Europe and Asia
In 2022, the net impairment was mainly caused by the decision to exit Russia (see note 6 Acquisitions and disposals). This was to a
large extent offset by a reversal on Mariner in the UK mainly due to optimisation of the production profile and higher prices, supported
by a slight increase in reserves estimates. In 2021, the net impairment was mainly caused by downward reserve revisions partially
offset by higher prices.
Marketing, Midstream & Processing
In 2022 the net impairment reversal was mainly related to increased refinery margin assumptions,

while in 2021, the impairment
losses were caused by increased CO
2

fees and – quotas on a refinery and a classification to held for sale.
Accounting assumptions
Management’s future commodity price assumptions and currency assumptions are applied when estimating value in use. While there
are inherent uncertainties in the assumptions, the commodity price assumptions as well as currency assumptions reflect
management’s best estimate of the price and currency development over the life of the Group’s assets based on its view of relevant current circumstances and the likely future development of such circumstances, including energy demand development, energy and
climate change policies as well as the speed of the energy transition, population and economic growth,

geopolitical risks, technology
and cost development and other factors. Management’s best estimate also takes into consideration a range of external forecasts.
Equinor has performed a thorough and broad analysis of the expected development in drivers for the different commodity markets and
exchange rates. Significant uncertainty exists regarding future commodity price development due to the transition to a lower carbon
economy, future supply actions by OPEC+ and other factors. The management’s analysis of the expected development in drivers for the different commodity markets and exchange rates resulted in changes in the long-term price assumptions with effect from the third quarter of 2022. The main changes with effect for impairment and impairment reversal assessments are disclosed in the table below
as price-points on price-curves. Previously applied price-points from the third quarter of 2021 up to and including the second quarter
of 2022 are provided in brackets.
Year
Prices in real term 1) 2025 2030 2040 2050
Brent Blend (USD/bbl) 75 (70) 75 (75) 70 (69) 65 (64)
European gas (USD/MMBtu) - TTF

2)
20.0 (7.3) 9.5 (6.8) 9.0 (8.2) 9.0 (7.5)
Henry Hub (USD/MMBtu) 4.0 (3.3) 3.7 (3.4) 3.7 (3.6) 3.7 (3.6)
Electricity Germany (EUR/MWh) 115 (65) 70 (62) 57 (64) 57 (64)
EU ETS (EUR/tonne) 80 (61) 80 (70) 105 (89) 130 (108)
Basis year 2022. The prices in the table are price-points on price-curves.
2)

As from the third quarter 2022, TTF is applied as the main reference price for European gas. Updated price-points for the
previously applied NBP correspond to the disclosed updated price-points for TTF. Previously applied comparable prices for
NBP are 7.4 , 6.9 , 8.3

and
7.6

for 2025, 2030, 2040 and 2050 respectively.
Climate considerations are included in the impairment calculations directly by estimating the CO
2

taxes in the cash flows. Indirectly,
the expected effect of climate change is also included in the estimated commodity prices where supply and demand are considered.
The prices also have effect on the estimated production profiles and economic cut-off of the projects. Furthermore, climate considerations are a part of the investment decisions following Equinor’s strategy and commitments to the energy transition.
Norway’s Climate Action Plan for the period 2021-2030 (Meld. St 13 (2020-2021)) which assumes a gradually increased CO
2

tax (the
total of EU ETS + Norwegian CO
2

tax) in Norway to
2,000

NOK/tonne in 2030 is used for impairment calculations of Norwegian upstream assets.
To reflect that carbon will have a cost for all our assets the current best estimate is considered to be EU ETS for countries outside EU where carbon is not already subject to taxation or where Equinor has not established specific estimates.
The long-term NOK currency exchange rates are expected to be unchanged compared to previous long-term assumptions. The
NOK/USD rate from 2025 and onwards is kept at 8.50 , the NOK/EUR at 10.0 . The USD/GBP rate is kept at 1.35 .
The base discount rate applied in value in use calculations is 5.0 % real after tax. The discount rate is derived from Equinor’s weighted average cost of capital. For projects, mainly within the REN segment in periods with fixed low risk income,

a lower discount rate will be
considered. A derived pre-tax discount rate is in the range of 42 - 102 % for E&P Norway, 8 - 9 % for E&P International, 6 - 9 % for E&P
USA and 7
% for MMP depending on the asset’s characteristics, such as specific tax treatments, cash flow profiles,

and economic life.
The pre-tax rates for 2021 were 18 - 32%, 5 - 9%, 6 - 7 % and 7 % respectively.
Sensitivities
Commodity prices have historically been volatile. Significant downward adjustments of Equinor’s commodity price assumptions would
result in impairment losses on certain producing and development assets in Equinor’s portfolio including intangible assets that are
subject to impairment assessment, while an opposite adjustment could lead to impairment-reversals. If a decline in commodity price
forecasts over the lifetime of the assets was 30
%, considered to represent a reasonably possible change, the impairment amount to
be recognised could illustratively be in the region of USD 14 billion before tax effects. See note 3 Consequences of initiatives to limit climate changes for possible effect of using the prices in a 1.5 o C compatible Net Zero Emission by 2050 scenario and the Announced
Pledges Scenario as estimated by the International Energy Agency (IEA).
These illustrative impairment sensitivities, both based on a simplified method, assumes no changes to input factors other than prices;
however, a price reduction of 30
% or those representing Net Zero Emission scenario and Announced Pledges Scenario is likely to
result in changes in business plans as well as other factors used when estimating an asset’s recoverable amount. These associated
changes reduce the stand-alone impact on the price sensitivities. Changes in such input factors would likely include a reduction in the
cost level in the oil and gas industry as well as offsetting foreign currency effects, both of which have historically occurred following significant changes in commodity prices. The illustrative sensitivities are therefore not considered to represent a best estimate of an
expected impairment impact, nor an estimated impact on revenues or operating income in such a scenario. A significant and
prolonged reduction in oil and gas prices would also result in mitigating actions by Equinor and its licence partners, as a reduction of
oil and gas prices would impact drilling plans and production profiles for new and existing assets.

Quantifying such impacts is
considered impracticable, as it requires detailed technical, geological and economical evaluations based on hypothetical scenarios
and not based on existing business or development plans.